EXHIBIT 99.12	ERNST & YOUNG LLP REPORT OF INDEPENDENT ACCOUNTANTS ON APPLYING AGREED-UPON PROCEDURES

Sequoia Mortgage Trust 2019-CH1

Mortgage Pass-Through Certificates, Series 2019-CH1

Sample Mortgage Loan Agreed-Upon Procedures

Report To:

RWT Holdings, Inc.

Sequoia Residential Funding, Inc.

13 February 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

RWT Holdings, Inc.

Sequoia Residential Funding, Inc.

8310 South Valley Highway, Suite 425

Englewood, Colorado 80112

Re:	Sequoia Mortgage Trust 2019-CH1 (the “Issuing Entity”)

Mortgage Pass-Through Certificates, Series 2019-CH1 (the “Certificates”)

Sample Mortgage Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by RWT Holdings, Inc. (the “Sponsor”), Sequoia Residential Funding, Inc. (the “Depositor”), Wells Fargo Securities, LLC (“Wells Fargo”) and Morgan Stanley & Co. LLC (“Morgan Stanley,” together with the Sponsor, Depositor and Wells Fargo, the “Specified Parties”) solely to assist the Depositor with respect to certain information relating to a pool of fixed rate mortgage loans (the “Mortgage Loans”) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “Semt 2019-CH1 - Loan Pop - 20190130.xlsx” (the “Preliminary Loan Listing File”) that the Sponsor, on behalf of the Depositor, indicated contains a list of identification numbers (each, a “Redwood Loan Number”) corresponding to certain mortgage loans (the “Base Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans,
ii.	Labeled “SEMT_2019-CH1_20190131(Auditors).xlsx” and the corresponding record layout and decode information (the “Base Preliminary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the Base Preliminary Mortgage Loans as of 1 February 2019 (the “Cut-off Date”),
iii.	Labeled “SEMT 2019-CH1 Incremental Pop.xlsx” (the “Loan Listing File,” together with the Preliminary Loan Listing File, the “Provided Loan Listing Files”) that the Sponsor, on behalf of the Depositor, indicated contains a list of Redwood Loan Numbers corresponding to certain mortgage loans (the “Additional Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans and

a. (continued)

iv.	Labeled “SEMT_2019-CH1_20190207(Auditors).xlsx” and the corresponding record layout and decode information (the “Preliminary Data File,” together with the Base Preliminary Data File, the ”Provided Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain mortgage loans (the “Preliminary Mortgage Loans”) as of the Cut-off Date,
b.	Imaged copies of the:
i.	Promissory note (the “Promissory Note”),
ii.	Loan application (the “Loan Application”),
iii.	Appraisal report (the “Appraisal”),
iv.	Loan approval worksheet (the “Loan Approval Worksheet”),
v.	Improvements and construction agreement (the “Improvements and Construction Agreement”),
vi.	Credit report (the “Credit Report”),
vii.	Settlement statement, refinance statement or closing disclosure (collectively and as applicable, the “Settlement Statement”) and/or
viii.	Underwriting summary (the “Underwriting Summary,” together with the Promissory Note, Loan Application, Appraisal, Loan Approval Worksheet, Improvements and Construction Agreement, Credit Report and Settlement Statement, the “Source Documents”)

that the Sponsor, on behalf of the Depositor, indicated relate to the Sample 1 Mortgage Loans and Sample 2 Mortgage Loans (both as defined in Attachment A) (collectively, the “Sample Mortgage Loans”),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Provided Data Files, which is shown on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Loan Listing Files, Provided Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Provided Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Loan Listing Files, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Base Preliminary Mortgage Loans, Additional Preliminary Mortgage Loans, Preliminary Mortgage Loans or Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

13 February 2019

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 241 Base Preliminary Mortgage Loans (the “Sample 1 Mortgage Loans”) from the Preliminary Loan Listing File. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample 1 Mortgage Loans or the methodology they instructed us to use to select the Sample 1 Mortgage Loans from the Preliminary Loan Listing File.

2.	For each mortgage loan on the Preliminary Loan Listing File and Base Preliminary Data File, we compared the Redwood Loan Number, as shown on the Preliminary Loan Listing File, to the corresponding Redwood Loan Number, as shown on the Base Preliminary Data File, and noted that:
a.	All of the Base Preliminary Mortgage Loans included on the Preliminary Loan Listing File were included on the Base Preliminary Data File and
b.	No mortgage loans other than the Base Preliminary Mortgage Loans were included on the Preliminary Loan Listing File or Base Preliminary Data File.

3.	For each Sample 1 Mortgage Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Base Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

4.	For each mortgage loan on the Base Preliminary Data File and Loan Listing File, we compared the Redwood Loan Number, as shown on the Base Preliminary Data File, to the corresponding Redwood Loan Number, as shown on the Loan Listing File, and noted that:
a.	None of the Additional Preliminary Mortgage Loans included on the Loan Listing File were included on the Base Preliminary Data File and
b.	None of the Base Preliminary Mortgage Loans included on the Base Preliminary Data File were included on the Loan Listing File.

Attachment A Page 2 of 2

5.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of seven Additional Preliminary Mortgage Loans (the “Sample 2 Mortgage Loans”) from the Loan Listing File. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample 2 Mortgage Loans or the methodology they instructed us to use to select the Sample 2 Mortgage Loans from the Loan Listing File.

6.	For each mortgage loan on the Loan Listing File and Preliminary Data File, we compared the Redwood Loan Number, as shown on the Loan Listing File, to the corresponding Redwood Loan Number, as shown on the Preliminary Data File, and noted that all of the Additional Preliminary Mortgage Loans included on the Loan Listing File were included on the Preliminary Data File.

7.	For each Sample 2 Mortgage Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was in agreement.

Exhibit 1 to Attachment A Page 1 of 5

Sample Characteristics and Source Documents

Sample Characteristic	Provided Data File Field Name	Source Document(s)	Note(s)

Redwood Loan Number	Loan Number	Promissory Note	i.

Original principal balance	Original Loan Amount	Promissory Note

Original interest rate	Original Interest Rate	Promissory Note

Current monthly payment	Current Payment Amount Due	Promissory Note and recalculation	ii.

First payment date	First Payment Date of Loan	Promissory Note

Maturity date	Maturity Date	Promissory Note

Original term to maturity	Original Term to Maturity	Promissory Note and recalculation	iii.

Property state	State	Promissory Note

Property zip code	Postal Code	Promissory Note

Prepayment charge term	Prepayment Penalty Total Term	Promissory Note

Interest only term	Original Interest Only Term	Promissory Note

Occupancy status	Occupancy	Loan Application

Sale price (if applicable)	Sales Price	Settlement Statement

Property type	Property Type	Appraisal

Exhibit 1 to Attachment A Page 2 of 5

Sample Characteristic	Provided Data File Field Name	Source Document(s)	Note(s)

Loan purpose	Loan Purpose	(a) Loan Application and Settlement Statement, (b) Promissory Note, Settlement Statement, Credit Report and recalculation or (c) Loan Approval Worksheet	iv.

Appraisal value	Original Appraised Property Value	(a) Appraisal, (b) Appraisal, Promissory Note and recalculation or (c) Appraisal, Improvements and Construction Agreement and recalculation	v., vi.

Junior lien balance	Junior Mortgage Balance	Underwriting Summary

Original loan-to-value ratio	Original LTV	Recalculation	vii.

Combined loan-to-value ratio	Original CLTV	Recalculation	viii.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the current monthly payment Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the current monthly payment using the “PMT” function in Microsoft Excel and the original principal balance, original interest rate and original term to maturity, all as shown in the Promissory Note (and in accordance with note iii., as applicable).

For the purpose of the comparison described in this note ii., the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $0.01 or less.

iii.	For the purpose of comparing the original term to maturity Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original term to maturity as the sum of:
(a)	The difference in months between the maturity date and first payment date, both as shown in the Promissory Note, and
(b)	1.

Exhibit 1 to Attachment A Page 3 of 5

Notes: (continued)

iv.	For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan with a loan purpose of “First Time Home Purchase” or “Other-than-first-time Home Purchase,” as shown on the Provided Data File (each, a “Purchase Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use the Loan Application and Settlement Statement as the Source Documents.

For each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan (each, a “Refinanced Sample Mortgage Loan”) (except for the Refinanced Sample Mortgage Loan with Redwood Loan Number 408019653), the Sponsor, on behalf of the Depositor, instructed us to calculate the “Amount to Borrower” as the difference between:

(a)	The original principal balance, as shown in the Promissory Note, and
(b)	The sum of:
(1)	The unpaid principal balance of the previous first mortgage loan that is being refinanced, as shown in the Settlement Statement,
(2)	If any secondary financing relating to the subject property is an installment loan, as shown in the Credit Report, the unpaid principal balance of the secondary financing relating to the subject property that is being repaid with the proceeds of the Refinanced Sample Mortgage Loan, as shown in the Settlement Statement, and
(3)	Settlement charges relating to the Refinanced Sample Mortgage Loan, as shown in the Settlement Statement.

For the purpose of comparing the loan purpose Sample Characteristic for each Refinanced Sample Mortgage Loan (except for the Refinanced Sample Mortgage Loan with Redwood Loan Number 408019653), the Sponsor, on behalf of the Depositor, instructed us to note agreement with:

(a)	“Cash-Out Refinance,” as shown on the Provided Data File, if the Amount to Borrower is greater than 1% of the original principal balance of the Refinanced Sample Mortgage Loan, as shown in the Promissory Note, or
(b)	“Rate/Term Refinance,” as shown on the Provided Data File, if the Amount to Borrower is less than or equal to 1% of the original principal balance of the Refinanced Sample Mortgage Loan, as shown in the Promissory Note.

For the purpose of comparing the loan purpose Sample Characteristic for the Refinanced Sample Mortgage Loan with Redwood Loan Number 408019653, the Sponsor, on behalf of the Depositor, instructed us to use the Loan Approval Worksheet as the Source Document.

Exhibit 1 to Attachment A Page 4 of 5

Notes: (continued)

v.	For the purpose of comparing the appraisal value Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal with the lowest appraisal value for Sample Mortgage Loans that have more than one Appraisal (and in accordance with note vi., as applicable).

vi.	For the purpose of comparing the appraisal value Sample Characteristic for each Refinanced Sample Mortgage Loan with information in the corresponding Appraisal indicating that the related mortgaged property was purchased by the borrower within twelve months of the origination date of the Sample Mortgage Loan, as shown in the Promissory Note (each, a “Recently Purchased Refinanced Sample Mortgage Loan”) (except for the Recently Purchased Refinanced Sample Mortgage Loans with Redwood Loan Numbers 408021554, 408022643 and 408023068), the Sponsor, on behalf of the Depositor, instructed us to recalculate the appraisal value as the minimum of the:
(a)	Sale price related to the purchase of the related mortgage property by the borrower, as shown in the Appraisal, and
(b)	Appraisal value, as shown in the Appraisal (and in accordance with note v., as applicable).

For the purpose of comparing the appraisal value Sample Characteristic for the Recently Purchased Refinanced Sample Mortgage Loan with Redwood Loan Number 408021554, the Sponsor, on behalf of the Depositor, instructed us to recalculate the appraisal value as the sum of the:

(a)	Sale price related to the purchase of the related mortgage property by the borrower, as shown in the Appraisal, and
(b)	Total cost related to improvements and new construction, as shown in the Improvements and Construction Agreement.

For the purpose of comparing the appraisal value Sample Characteristic for the Recently Purchased Refinanced Sample Mortgage Loans with Redwood Loan Numbers 408022643 and 408023068 and for each Sample Mortgage Loan that is not a Recently Purchased Refinanced Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to use the appraisal value, as shown in the Appraisal (and in accordance with note v., as applicable).

Exhibit 1 to Attachment A Page 5 of 5

Notes: (continued)

vii.	For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:
(a)	Dividing:
(1)	The original principal balance, as shown in the Promissory Note, by
(2)	Either:
(i)	In the case of a Purchase Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown in the Appraisal (and in accordance with notes v. and vi.), and (B) the sale price (if applicable), as shown in the Settlement Statement, or
(ii)	In the case of a Refinanced Sample Mortgage Loan, the appraisal value, as shown in the Appraisal and Improvements and Construction Agreement, as applicable (and in accordance with notes v. and vi.) and
(b)	Truncating the value calculated in (a) to the second decimal place (xx.xx%).

viii.	For the purpose of comparing the combined loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the combined loan-to-value ratio by:
(a)	Dividing:
(1)	The sum of:
(i)	The original principal balance, as shown in the Promissory Note, and
(ii)	The junior lien balance, if applicable, as shown in the Underwriting Summary, by
(2)	Either:
(i)	In the case of a Purchase Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown in the Appraisal (and in accordance with notes v. and vi.), and (B) the sale price (if applicable), as shown in the Settlement Statement, or
(ii)	In the case of a Refinanced Sample Mortgage Loan, the appraisal value, as shown in the Appraisal and Improvements and Construction Agreement, as applicable (and in accordance with notes v. and vi.) and
(b)	Truncating the value calculated in (a) to the second decimal place (xx.xx%).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.

Sample Characteristic Differences

Redwood		Provided
Loan Number	Sample Characteristic	Data File Value	Source Document Value

408020627	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

408020650	Appraisal value	$1,066,000.00	$979,000.00
	Original loan-to-value ratio	79.99%	87.08%
	Combined loan-to-value ratio	79.99%	87.08%

408020654	Appraisal value	$680,000.00	$685,000.00

408022642	Property type	dPUD	PUD

408022717	Property type	dPUD	PUD

408022919	Property type	PUD	Single Family Detached (non-PUD)

408023167	Property type	dPUD	PUD

408023379	Property type	PUD	Single Family Detached (non-PUD)

408023619	Property type	dPUD	PUD

408024416	Property type	Single Family Detached (non-PUD)	4 Family

408024418	Property type	Single Family Detached (non-PUD)	Condo High Rise (5+ stories)